The Company and Principal Business Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
The Company and Principal Business Activities [Abstract]
THE COMPANY AND PRINCIPAL BUSINESS ACTIVITIES
1.	THE COMPANY AND PRINCIPAL BUSINESS ACTIVITIES

Organization

Sunburst Acquisitions V, Inc. (the “Company”) was incorporated in Colorado on May 29, 1998. The Company, through its direct and indirect wholly owned subsidiaries, is in the business of providing import custom clearing services in the Guangdong province in the People’s Republic of China (“PRC”). The Company’s primary operations are conducted through its indirectly wholly owned subsidiaries located in Sihui, Guandong, PRC.

Success Green (Group) Limited (“SGG”) was incorporated on October 26, 2016 in the British Virgin Islands (“BVI”). SGG wholly owns Success Green (International) Limited (“SGI”) which was incorporated on September 24, 2007 in the Hong Kong SAR. SGI wholly owns Shenzhen Zhenlongbao Investment Consulting Co., Ltd. (“SZZLB”). SZZLB is a wholly foreign owned entity organized in the PRC on April 21, 2011. SZZLB wholly owns Zhaoqing Nengcheng Import and Export Co., Ltd. (“ZQNC”).

On November 13, 2017, a Share Exchange Agreement (the “Success Green Agreement”) was entered into by and among the Company, SGC, and Mr. Ho, being the beneficial owner of 27,464,000 shares of the Company’s common stock and also as the sole shareholder of all of the issued share capital of SGG; Mr. Ho was issued 72,265,000 shares of common stock in exchange for his interest in SGG. The transaction by and amongst the Company and SGG, SGI, SZZLB, and ZQNC have been accounted for as a business combination under common control in accordance to ASC 805-50-30-5; the assets and liabilities of SGG and its subsidiaries have been presented at the their carrying values at the date of the transaction; the Company’s historical stockholders’ equity has been retroactively restated to the first period presented whereby the acquisitions of SGG, SGI, SZZLB, and ZQNC were treated as a recapitalization of the Company.

1.	THE COMPANY AND PRINCIPAL BUSINESS ACTIVITIES

Organization

Sunburst Acquisitions V, Inc. (the “Company”) was incorporated in Colorado on May 29, 1998.  The Company, through its direct and indirect wholly owned subsidiaries, is in the business of providing import custom clearing services in the Guangdong province in the People’s Republic of China (“PRC”).  The Company’s primary operations are conducted through its indirectly wholly owned subsidiaries located in Sihui, Guandong, PRC

Success Green (Group) Limited (“SGG”) was incorporated on October 26, 2016 in the British Virgin Islands (“BVI”).  SGG wholly owns Success Green (International) Limited (“SGI”) which was incorporated on September 24, 2007 in the Hong Kong SAR.  SGI wholly owns Shenzhen Zhenlongbao Investment Consulting Co., Ltd. (“SZZLB”). SZZLB is a wholly foreign owned entity organized in the PRC on April 21, 2011.  SZZLB wholly owns Zhaoqing Nengcheng Import and Export Co., Ltd. (“ZQNC”).

On November 13, 2017, a Share Exchange Agreement (the “Success Green Agreement”) was entered into by and among the Company, SGC, and Mr. Ho, being the beneficial owner of 27,464,000 shares of the Company’s common stock and also as the sole shareholder of all of the issued share capital of SGG; Mr. Ho was issued 72,265,000 shares of common stock in exchange for his interest in SGG. The transaction by and amongst the Company and SGG, SGI, SZZLB, and ZQNC have been accounted for as a business combination under common control in accordance to ASC 805-50-30-5; the assets and liabilities of SGG and its subsidiaries have been presented at the their carrying values at the date of the transaction; the Company’s historical stockholders’ equity has been retroactively restated to the first period presented whereby the acquisitions of SGG, SGI, SZZLB, and ZQNC were treated as a recapitalization of the Company.

Share Issuance

On or about October 26, 2016, the Company issued 25,000,000 shares of common stock to Sea Treasure Holding limited, an entity controlled by Mr. Terence Ho, Chairman and Chief Executive Officer of the Company, for $250,000 or $0.01 per share.

Going Concern & Uncertainties

These financial statements have been prepared assuming that Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

As of December 31, 2017, the Company had accumulated deficits of $1,981,384 due to the substantial losses in operation in previous periods. Management’s plan to support the Company in operations and to maintain its business strategy is to raise funds through public and private offerings and to rely on officers and directors to perform essential functions with minimal compensation. If the Company do not raise all of the money it needs from public or private offerings, the Company will have to find alternative sources, such as loans or advances from its officers, directors or others. Such additional financing may not become available on acceptable terms and there can be no assurance that any additional financing that the Company does obtain will be sufficient to meet its needs in the long term. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for the Company’s stockholders, in the case of equity financing. If the Company require additional cash and cannot raise it, it will either have to suspend operations or cease business entirely.

The accompanying financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.